Other Costs	12 Months Ended
Dec. 31, 2011
Other Costs [Abstract]
Other Costs
Note 3: Other Costs
Other costs consisted of the following:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	$82.5	$–	$–
BOP litigation costs	60.7	12.5	–
Employee severance	5.7	8.8	61.0
NATCO acquisition integration costs	–	22.0	–
Mark-to-market impact on currency derivatives(1)	9.3	–	–
Costs associated with retiring the 2.5% convertible debentures	14.5	–	–
Acquisition and other restructuring costs	4.7	3.9	20.6
Total other costs	$177.4	$47.2	$81.6

(1) These derivatives have not been designated as accounting hedges.

NATCO acquisition integration costs consist of costs incurred for the integration of NATCO's operations with the existing operations of the Company, primarily reflecting the costs associated with converting NATCO's legacy operations to the Company's SAP information systems.